Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	000-14319
Entity Registrant Name	STANDARD METALS PROCESSING, INC.
Entity Central Index Key	0000773717
Entity Tax Identification Number	84-0991764
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	611 Walnut Street
Entity Address, City or Town	Gadsden
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35901
City Area Code	(888)
Local Phone Number	960-7347
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false